INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation [Line Items]
Net loss for the year	$ (549,648)	$ (428,022)	$ (2,344,668)	$ (2,748,266)
Expected income tax recovery from net loss			820,634	961,893
Tax effect of expenses not deductible for income tax:
Fair value of shares issued for services			(485,674)	(678,580)
Change in valuation allowance			(334,960)	(283,313)
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0